Fair Value Measurements - Additional Information - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) quotesPerInvestment	Dec. 31, 2024 USD ($) quotesPerInvestment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Quotes per fixed income investment | quotesPerInvestment	2.8	3.0
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 121,800,000
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	121,800,000
Total, Privately-held Investments	172,300,000
Assets | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers Into Level 3	0
Settlements and sales	$ (256,000,000.0)
Equity Securities | Assets | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers out of Level 3		$ 0
Transfers Into Level 3		0
Settlements and sales		$ (7,100,000)